FAIR VALUE MEASUREMENTS - Investments Measured at NAV per share (Details) - EBP 055 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,939,566	$ 2,299,530
Investments measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	1,400,228	725,056
Investments measured at NAV | Fidelity Growth Company Commingled Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	568,254	725,056
Unfunded Commitment	0	$ 0
Investments measured at NAV | T. Rowe Price Structured Research Common Trust Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	585,114
Unfunded Commitment	0
Investments measured at NAV | EARNEST Partners Emerging Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	246,860
Unfunded Commitment	$ 0